Cover	Apr. 19, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41250
Entity Registrant Name	DIH HOLDING US, INC.
Entity Central Index Key	0001883788
Entity Tax Identification Number	98-1624542
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	77 Accord Park Drive;
Entity Address, Address Line Two	Suite D-1
Entity Address, City or Town	Norwell
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02061
City Area Code	(617)
Local Phone Number	871-2101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Class A Common Stock
Title of 12(b) Security	Class A Common Stock
Trading Symbol	DHAI
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	DHAIW
Security Exchange Name	NASDAQ